Quarterly Holdings Report
for

Fidelity® Inflation-Protected Bond Index Fund

September 30, 2019

PIB-QTLY-1119
1.939225.107

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$75,092,000	$86,125,103
0.75% 2/15/42	99,848,000	120,160,955
0.75% 2/15/45	130,072,000	149,279,101
0.875% 2/15/47	95,533,000	110,534,917
1% 2/15/46	95,602,000	115,625,170
1% 2/15/48	95,602,000	111,881,998
1% 2/15/49	84,355,000	97,433,342
1.375% 2/15/44	115,510,000	152,673,309
1.75% 1/15/28	78,564,000	108,322,623
2% 1/15/26	90,412,000	129,934,325
2.125% 2/15/40	42,717,000	67,603,095
2.125% 2/15/41	55,077,000	86,808,834
2.375% 1/15/25	118,400,000	179,570,129
2.375% 1/15/27	74,536,000	109,675,339
2.5% 1/15/29	77,686,000	112,335,945
3.375% 4/15/32	25,910,000	51,840,841
3.625% 4/15/28	51,071,000	104,125,495
3.875% 4/15/29	63,164,000	132,440,921
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/21	247,012,000	264,632,949
0.125% 1/15/22	217,828,000	244,693,761
0.125% 4/15/22	247,104,000	258,178,149
0.125% 7/15/22	228,518,000	254,018,516
0.125% 1/15/23	229,471,000	253,112,903
0.125% 7/15/24	230,261,000	248,855,954
0.125% 7/15/26	196,825,000	210,512,944
0.25% 1/15/25	230,364,000	250,441,323
0.25% 7/15/29	146,212,000	148,316,366
0.375% 7/15/23	230,479,000	255,802,788
0.375% 7/15/25	231,374,000	253,972,023
0.375% 1/15/27	196,823,000	211,725,531
0.375% 7/15/27	196,958,000	210,191,448
0.5% 4/15/24	179,900,000	185,442,672
0.5% 1/15/28	196,960,000	209,957,581
0.625% 7/15/21	196,769,000	224,941,637
0.625% 4/15/23	247,408,000	257,816,475
0.625% 1/15/24	230,456,000	257,573,584
0.625% 1/15/26	206,776,000	229,231,522
0.75% 7/15/28	196,826,000	211,611,885
0.875% 1/15/29	196,826,000	212,702,681
1.125% 1/15/21	179,889,000	211,708,779
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $6,891,746,493)		7,091,812,913
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund 1.96% (a)
(Cost $2,041,066)	2,040,658	2,041,066
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $6,893,787,559)		7,093,853,979
NET OTHER ASSETS (LIABILITIES) - 0.2%		14,131,158
NET ASSETS - 100%		$7,107,985,137

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$69,298
Total	$69,298

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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